Gross investment in lease - Additional Information (Detail)	1 Months Ended			9 Months Ended
	Sep. 30, 2017 USD ($)	Jun. 30, 2016 Vessel	Apr. 30, 2015 Vessel TEU	Sep. 30, 2017 USD ($) Vessel	Aug. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Leases [Line Items]
Number of vessels | Vessel			5
Capacity in TEUs | TEU			11,000
Term of agreement			17 years
Gross investment in lease	$ 547,640,000			$ 547,640,000		$ 0
Deferred revenue (note 6)	248,707,000			$ 248,707,000		$ 1,528,000
TEU Vessels [Member]
Leases [Line Items]
Gross investment in lease					$ 548,636,000
Number of vessels delivered | Vessel				3
Deferred revenue (note 6)					$ 269,369,000
Removal of net book value of assets	$ 279,267,000
MSC [Member]
Leases [Line Items]
Purchase price per vessel				$ 32,000,000
GCI [Member]
Leases [Line Items]
Number of vessels and associated bareboat charter contracts acquired | Vessel		2